Acquisition Under Common Control - Schedule of Acquisition Consideration (Details) - USD ($)		1 Months Ended
	Mar. 15, 2020	Dec. 31, 2019
Business Combination and Asset Acquisition [Abstract]
Total consideration paid	$ 1.10	$ 1.10
Net assets acquired	(2,832,894.83)	(2,861,632.76)
Deemed dividend at acquisition	$ 2,832,895.93	$ 2,861,633.86